ASSETMARK FUNDS SUPPLEMENT TO THE PROSPECTUS DATED JULY 31, 2008 The date of this Supplement is April 22, 2009

     As of March 31, 2009, Robert F. Collins no longer serves as a portfolio manager for the portion of the Tax-Exempt Fixed Income Fund sub-advised by Delaware Management Company. The information relating to Mr. Collins on page 53 of the Prospectus is hereby deleted in its entirety.

Please retain this Supplement with your Prospectus for future reference.

ASSETMARK FUNDS

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
 DATED JULY 31, 2008

The date of this Supplement is April 22, 2009

     As of March 31, 2009, Robert F. Collins no longer serves as a portfolio manager for the portion of the Tax-Exempt Fixed Income Fund sub-advised by Delaware Management Company. The references to Mr. Collins in the section entitled “The Sub-Advisors and Portfolio Managers” on page 64 of the Statement of Additional Information are hereby deleted in their entirety.

Please retain this Supplement with your Statement of Additional Information for future reference.